ORGANIZATION AND NATURE OF OPERATIONS (Details)					12 Months Ended
	May 19, 2021	Apr. 26, 2021	Oct. 23, 2018	Sep. 25, 2017	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Aug. 21, 2018	Oct. 16, 2017 CNY (¥)	May 23, 2017 CNY (¥)
Variable interest entity, terms of arrangements					the Company is able to absorb 90% of net interest or 100% of net loss of those VIEs.
Ownership interest (as a percent)							8
Beijing Bhd Petroleum Technology Co Ltd
Ownership interest held by parent					51.00%	51.00%
Nanjing Recon
Ownership interest held by noncontrolling owner					19.00%	19.00%
Gan Su BHD Environmental Technology Co., Ltd [Member]
Ownership percentage					49.00%	49.00%
Beijing Bhd Petroleum Technology Co Ltd
Paid In capital | $						$ 200,000
Remaining paid in capital					¥ 33,300,000	4,971,840
Gan Su BHD Environmental Technology Co., Ltd [Member]
Capital									¥ 50,000,000
Paid In capital					27,495,000	4,105,127
Gan Su BHD Environmental Technology Co., Ltd [Member] | Nanjing Recon
Percentage of equity interest transferred	3.60%
Qing Hai BHD New Energy Technology Co., Ltd
Capital								¥ 50,000,000
Paid In capital					¥ 4,200,000	627,079
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			55.00%		75.00%
Ownership interest (as a percent)			10
Individuals
Remaining paid in capital					¥ 12,500,000	$ 1,866,306
Individuals | Gan Su BHD Environmental Technology Co., Ltd [Member]
Ownership percentage					51.00%	51.00%
Individuals | Gan Su BHD Environmental Technology Co., Ltd [Member]
Percentage of equity interest transferred				2.00%
Beijing Bhd Petroleum Technology Co Ltd | Nanjing Recon
Percentage of equity interest transferred	15.40%
Beijing Bhd Petroleum Technology Co Ltd | Gan Su BHD Environmental Technology Co., Ltd [Member]
Percentage of equity interest transferred		15.40%